Note payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Note payable
9. Note payable
In April 2020, the Company applied for and received $0.8 million in PPP Note. Under the terms of the PPP Note, interest accrues on the outstanding principal at the rate of 1% per annum. Interest expense under the PPP Note was not material for the year ended December 31, 2020.
The PPP Note is a forgivable loan and subsequent to year end, the Company received full forgiveness of all principal and interest in February 2021.